SHAREHOLDERS' EQUITY (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	48.00%
Expected dividends	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		47.00%	45.00%
Expected term (in years)	5 years 10 months 24 days	5 years	5 years 3 months
Risk free rate	1.49%	2.38%	1.77%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		48.00%	48.00%
Expected term (in years)	6 years 1 month 6 days	6 years 2 months 12 days	6 years 3 months
Risk free rate	2.49%	3.12%	2.05%